UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21769
Restoration Opportunities Fund

(Exact name of registrant as specified in charter)
Two Galleria Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240

(Address of principal executive offices) (Zip code)
James D. Dondero
Highland Capital Management, L.P.
Two Galleria Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240

(Name and address of agent for service)
Registrant’s telephone number, including area code: 877-665-1287
Date of fiscal year end: December 31
Date of reporting period: July 1, 2006 – June 30, 2007
Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD
FOR PERIOD JULY 1, 2006 TO JUNE 30, 2007

GRAY TELEVISION, INC.	Agenda Number:	932681857
Security: 389375106
Ticker: GTN	Meeting Type:	Annual
	Meeting Date:	02-May-07

Prop. #	Proposal	Proposed	Proposal Vote	For/Against
		by		Management
01	Director
	Richard L. Boger	Mgmt	No vote	N/A
	Ray M. Deaver	Mgmt	No vote
	T.L. Elder	Mgmt	No vote
	Hilton H. Howell, Jr.	Mgmt	No vote
	William E. Mayher, III	Mgmt	No vote
	Zell B. Miller	Mgmt	No vote
	Howell W. Newton	Mgmt	No vote
	Hugh E. Norton	Mgmt	No vote
	Robert S. Prather, Jr.	Mgmt	No vote
	Harriet J. Robinson	Mgmt	No vote
	J. Mack Robinson	Mgmt	No vote

02	The Proposal to Approve the	Mgmt	No vote	N/A
Gray Television, Inc. 2007
Long Term Incentive Plan.

MIRANT CORPORATION	Agenda Number:	932666627
Security: 60467R100
Ticker: MIR	Meeting Type:	Annual
	Meeting Date:	08-May-07

Prop. #	Proposal	Proposed	Proposal Vote	For/Against
		by		Management
01	Director
	Thomas W. Cason	Mgmt	No vote	N/A
	A.D. (Pete) Correll	Mgmt	No vote
	Terry G. Dallas	Mgmt	No vote
	Thomas H. Johnson	Mgmt	No vote
	John T. Miller	Mgmt	No vote
	Edward R. Muller	Mgmt	No vote
	Robert C. Murray	Mgmt	No vote
	John M. Quain	Mgmt	No vote
	William L. Thacker	Mgmt	No vote

02	Ratification of Appointment	Mgmt	No vote	N/A
of KPMG LLP as
Independent Auditor for 2007.

PORTLAND GENERAL ELECTRIC CO	Agenda Number:	932651640
Security: 736508847
Ticker: POR	Meeting Type:	Annual
	Meeting Date:	02-May-07

Prop. #	Proposal	Proposed	Proposal Vote	For/Against
		by		Management
01	Director
	John W. Ballantine	Mgmt	No vote	N/A
	Rodney L. Brown, Jr.	Mgmt	No vote
	David A. Dietzler	Mgmt	No vote
	Peggy Y. Fowler	Mgmt	No vote
	Mark B. Ganz	Mgmt	No vote
	Corbin A. McNeill, Jr.	Mgmt	No vote
	Neil J. Nelson	Mgmt	No vote
	M. Lee Pelton	Mgmt	No vote
	Maria M. Pope	Mgmt	No vote
	Robert T.F. Reid	Mgmt	No vote

02	The Ratification of the	Mgmt	No vote	N/A
Appointment of Deloitte &
Touche LLP as the Company’s Independent
Registered Public Accounting
Firm for fiscal year 2007.

03	The Approval of the Portland	Mgmt	No vote	N/A
General Electric Company
2007 Employee Stock
Purchase Plan.

TRICO MARINE SERVICES, INC.	Agenda Number:	932705784
Security: 896106200
Ticker: TRMA	Meeting Type:	Annual
	Meeting Date:	12-Jun-07

Prop. #	Proposal	Proposed	Proposal Vote	For/Against
		by		Management
01	Director
	Edward C. Hutcheson, Jr	Mgmt	For	For
	Myles W. Scoggins	Mgmt	For	For
	Per Staehr	Mgmt	For	For

02	Ratification of the	Mgmt	Abstain	Against
Appointment of
PricewaterhouseCoopers,
LLP, Certified Public
Accountants, as Independent
Auditors for the fiscal year
ending December 31, 2007.

03	Please Mark this Box only if	Mgmt	Abstain	Against
Stock Owned of Record or
Beneficially by you is Owned
or Controlled by Persons
who are not U.S. Citizens.

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Restoration Opportunities Fund

By (Signature and Title)*	/s/ James D. Dondero James D. Dondero, Chief Executive Officer (Principal Executive Officer)

Date	August 31, 2007

*	Print the name and title of each signing officer under his or her signature.